INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Increase in valuation allowances	$ 3,135,451	$ 2,879,551
Net operating loss carryforwards	61,234,307	49,287,572
Current state taxes	$ 9,150	$ 472